Segmented Information - Schedule of Non-current Assets and Revenue by Geographical Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
NON-CURRENT ASSETS
Non-current assets	$ 50,066		$ 50,066		$ 39,811
Revenue
ORGANOCLAY SALES	1,420	$ 1,059	3,371	$ 3,838
Canada
NON-CURRENT ASSETS
Non-current assets	51		51		41
United States
NON-CURRENT ASSETS
Non-current assets	19,532		19,532		19,377
Revenue
ORGANOCLAY SALES	1,420	$ 1,059	3,371	$ 3,838
Germany
NON-CURRENT ASSETS
Non-current assets	672		672		756
Argentina
NON-CURRENT ASSETS
Non-current assets	$ 29,811		$ 29,811		$ 19,637